Exhibit 99.5

Data Compare Summary (Total)
Run Date - 11/2/2022 5:34:51 PM
Field Label	Loans With Discrepancy	Total Times Compared	% Variance	# Of Loans
Amortization Term	7	518	1.35%	541
Amortization Type	6	541	1.11%	541
Appraisal Date	11	12	91.67%	541
Appraisal Effective Date	11	397	2.77%	541
Appraised Value	12	404	2.97%	541
Balloon Flag	0	27	0.00%	541
Borrower Citizenship	1	12	8.33%	541
Borrower Last Name	7	541	1.29%	541
City	1	541	0.18%	541
Contract Sales Price	153	527	29.03%	541
Credit Report Date	0	12	0.00%	541
Doc Type	8	9	88.89%	541
First Payment Date	0	541	0.00%	541
Index Type	0	5	0.00%	541
Interest Only Period	0	7	0.00%	541
Interest Rate Change Frequency	3	13	23.08%	541
Interest Rate Initial Cap	0	14	0.00%	541
Interest Rate Initial Floor	0	13	0.00%	541
Interest Rate Life Floor	12	13	92.31%	541
Interest Rate Life Max	13	13	78.57%	541
Interest Rate Life Min	0	12	0.00%	541
Interest Rate Periodic Cap	0	1	0.00%	541
Interest Rate Periodic Floor	0	1	0.00%	541
Lien Position	0	541	0.00%	541
Margin	0	14	0.00%	541
Maturity Date	0	541	0.00%	541
MERS Min Number	44	535	8.22%	541
Note Date	0	541	0.00%	541
Original Interest Rate	0	541	0.00%	541
Original Interest Rate Period	0	9	0.00%	541
Original Loan Amount	35	541	6.47%	541
Original LTV	6	523	1.15%	541
Original P&I	0	541	0.00%	541
Original Term	0	541	0.00%	541
Other Financing Junior Total Original Loan Amount	0	11	0.00%	541
Other Financing Senior Total Balance	0	11	0.00%	541
Prepayment Penalty Period (months)	1	222	0.45%	541
Purpose	0	95	0.00%	541
Refi Purpose	9	47	19.15%	541
Representative FICO	12	535	2.24%	541
State	0	541	0.00%	541
Zip	0	535	0.00%	541
Total	352	11,040	3.17%	541